UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
       Washington, D.C.  20549

			Form 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Nadler Financial Group, Inc.
Address:	570 Lake Cook Road, Suite 120
		Deerfield, IL 60015


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Michael A. Nadler
Title: 	President, CCO
Phone:	(847) 940-4040

Signature, Place, and Date of Signing:

/s/ Michael A. Nadler 	Deerfield, Illinois	February 2, 2012
-----------------------	---------------------	-------------------------
[Signature]		[City, State]			[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

		   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	71


Form 13F Information Table Value Total:	$107,169
					---------
					(thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

					NADLER FINANCIAL GROUP, INC.
					FORM 13F INFORMATION TABLE
					QUARTER ENDED DECEMBER 31, 2011


				TITLE OF			VALUE		SHRS OR	SH/   PUT/	INV.	OTHER	VOTING
ISSUER				CLASS		CUSIP		(x$1000) 	PRN AMT	PRN   CALL	DISC.	MGR	AUTH.
----------------------------	--------	---------	--------	-------	---   ----	-----	-----	------

3M COMPANY			COM		88579Y101	 $256 		 3,133 	SH		SOLE		NONE
A T & T INC NEW		    COM		    00206R102	    $579 	      19,142 SH		SOLE		NONE
ABBOTT LABORATORIES		COM		002824100	 $369 		 6,567 	SH		SOLE		NONE
AETNA INC NEW			COM		00817Y108	 $403 		 9,552 	SH		SOLE		NONE
ALTRIA GROUP INC		COM		02209S103	 $222 		 7,471 	SH		SOLE		NONE
AMGEN INCORPORATED		COM		031162100	 $97 		 1,515 	SH		SOLE		NONE
APPLE INC			COM		037833100	 $2,247 	 5,549 	SH		SOLE		NONE
BAXTER INTERNATIONAL INC	COM		071813109	 $205 	 	4,148 	SH		SOLE		NONE
BERKSHIRE HATHAWAY B 		COM		084670207	 $505 	 	6,625	SH		SOLE		NONE
BIOSANTE PHARMA INC NEW		COM NEW		09065V203	 $10 		 20,095	SH		SOLE		NONE
BP PLC ADR 			SPONSORED ADR	055622104	 $219 		 5,134 	SH		SOLE		NONE
BRISTOL-MYERS SQUIBB CO		COM		110122108	 $138 		 3,902 	SH		SOLE		NONE
CATERPILLAR INC			COM		149123101	 $342 	 	3,777 	SH		SOLE		NONE
CHEVRON CORPORATION		COM		166764100	 $165 	 	1,554 	SH		SOLE		NONE
CME GROUP INC CL A CLASS A	COM		12572Q105	 $382 		 1,566 	SH		SOLE		NONE
COCA COLA COMPANY		COM		191216100	 $205 	 	2,925 	SH		SOLE		NONE
CONOCOPHILLIPS			COM		20825C104	 $106 		 1,460 	SH		SOLE		NONE
DEERE & CO			    COM		    244199105	     $215 	    2,785    SH		     SOLE	   NONE
EXXON MOBIL CORPORATION		COM		30231G102	 $2,144 	 25,294	SH		SOLE		NONE
FORD MOTOR COMPANY NEW		COM PAR $0.01	345370860	 $150 		 13,961 SH		SOLE		NONE
GENERAL ELECTRIC COMPANY	COM		369604103	 $461 		 25,735 SH		SOLE		NONE
GOOGLE INC CLASS A		CL A		38259P508	 $385 	 	596 	SH		SOLE		NONE
INTEL CORP			COM		458140100	 $424 	 	17,505 	SH		SOLE		NONE
INTL BUSINESS MACHINES		COM		459200101	 $1,119 	 6,083 	SH		SOLE		NONE
ISHARES TR			DJ SEL DIV INX	464287168	 $555 	 	10,327 	SH		SOLE		NONE
ISHARES TR			RESIDENT PLS 	464288562	 $558 	 	12,630 	SH		SOLE		NONE
				CAP
ISHARES GOLD TRUST		ISHARES		464285105	 $214 	 	14,050 	SH		SOLE		NONE
ISHARES INC			MSCI AUSTRALIA	464286103	 $415 	 	19,340 	SH		SOLE		NONE
ISHARES INC			MSCI BRAZIL	464286400	 $323 	 	5,622 	SH		SOLE		NONE
ISHARES INC			MSCI CDA INDEX	464286509	 $205 	 	7,705 	SH		SOLE		NONE
ISHARES INC			MSCI PAC J IDX	464286665	 $1,051 	26,985 	SH		SOLE		NONE
ISHARES TR			RUSSELL1000VAL	464287598	 $6,150 	96,882 	SH		SOLE		NONE
ISHARES TR			RUSSELL MCP VL	464287473	 $271 	 	6,250 	SH		SOLE		NONE
ISHARES TR			BARCLYS 1-3YR	464288646	 $563 	 	5,400 	SH		SOLE		NONE
				CR
ISHARES TR			BARCLYS INTER	464288638	 $292 	 	2,726 	SH		SOLE		NONE
				CR
ISHARES TR			BARCLYS TIPS BD	464287176	 $528 	 	4,527 	SH		SOLE		NONE
ISHARES TR 			RUSSELL1000GRW	464287614	 $11,135 	192,686 SH		SOLE		NONE
ISHARES TR 			S&P LTN AM 	     40464287390        $398 	   9,344   SH		   SOLE		   NONE
ISHARES TR			S&P 500 INDEX 464287200	        $475 	      3,768    SH	      SOLE	      NONE
JOHNSON & JOHNSON		    COM		    478160104	     $377 	     5,750    SH	    SOLE	    NONE
JP MORGAN CHASE & CO	     ALERIAN ML ETN    46625H365       $320 	      8,215    SH	     SOLE	     NONE
KRAFT FOODS INC			CL A		50075N104	 $232 	 	6,217 	SH		SOLE		NONE
MARKET VECTORS ETF TR		BRAZL SMCP ETF	57060U613	 $283 	 	7,755 	SH		SOLE		NONE
MC DONALDS CORP			COM		580135101	 $1,136 	11,321 	SH		SOLE		NONE
MERCK & CO INC NEW		    COM		    58933Y105	     $216 	     5,742   SH		    SOLE	    NONE
MICROSOFT CORP			COM		594918104	 $363 	 	14,000 	SH		SOLE		NONE
OPKO HEALTH INC			COM		68375N103	 $136 	 	27,775 	SH		SOLE		NONE
ORACLE CORPORATION		COM		68389X105	 $752 	 	29,325 	SH		SOLE		NONE
PEPSICO INCORPORATED		COM		713448108	 $291 	 	4,390 	SH		SOLE		NONE
PFIZER INCORPORATED		COM		717081103	 $493 	 	22,784 	SH		SOLE		NONE
PHILIP MORRIS INTL INC		COM		718172109	 $477 	 	6,081 	SH		SOLE		NONE
POWERSHARES ETF TR II		S&P500 LOW VOL  73937B779       $931 	     35,900   SH	    SOLE	     NONE
POWERSHS DB MULTI SECT COMM	DB PREC MTLS	73936B200	 $1,214 	22,535 	SH		SOLE		NONE
POWERSHARES QQQ TRUST		UNIT SER 1	73935A104	 $904 	 	16,188 	SH		SOLE		NONE
PROCTER & GAMBLE		   COM		   742718109	    $545 	    8,174  SH		   SOLE		   NONE
SPDR S&P 500 ETF TR		   TR UNIT	   78462F103	    $12,809 	   102,064 SH		   SOLE		   NONE
SOUTHWEST AIRLINES CO		COM		844741108	 $153 	 	17,833 	SH		SOLE		NONE
SPDR SERIES TRUST		BRCLYS YLD ETF	78464A417	 $392 	 	10,186 	SH		SOLE		NONE
SPDR DOW JONES INDL AVRG ETF	UT SER 1	78467X109	 $670 	 	5,500 	SH		SOLE		NONE
SPDR GOLD TRUST			GOLD SHS	78463V107	 $21,777 	143,282 SH		SOLE		NONE
SPDR SERIES TRUST		S&P DIVID ETF  78464A763       $2,058 	     38,209   SH	      SOLE	    NONE
THE SOUTHERN COMPANY		COM		842587107	 $313 	 	6,756 	SH		SOLE		NONE
VANGUARD BD INDEX FD INC	INTERMED TERM	921937819	 $310 	 	3,564 	SH		SOLE		NONE
VANGUARD BD INDEX FD INC	SHORT TRM BOND	921937827	 $4,069 	 50,336 SH		SOLE		NONE
VANGUARD SPECIALIZED PORTFOL	DIV APP ETF	921908844	 $8,789 	160,829 SH		SOLE		NONE
VANGUARD WORLD FDS		ENERGY ETF	92204A306	 $244 	 	2,420 	SH		SOLE		NONE
VANGUARD INTL EQUITY INDEX F	MSCI EMR MKT	922042858	 $4,998 	130,800 SH		SOLE		NONE
				ETF
VERIZON COMMUNICATIONS		COM		92343V104	 $558 	 	13,907 	SH		SOLE		NONE
WALGREEN COMPANY		COM		931422109	 $971 	 	29,370 	SH		SOLE		NONE
WISDOMTREE TRUST		DIV EX-FINL FD	97717W406	 $2,989 	57,475 	SH		SOLE		NONE
WISDOMTREE TRUST		LARGECAP DIVID	97717W307	 $2,915 	59,445 	SH		SOLE		NONE

Total Fair Market Value (in thousands):				 $107,169
